PROSPECTUS SUPPLEMENT DATED OCTOBER 8, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR SERIES I OF THE FUND LISTED BELOW:

AIM V.I. MONEY MARKET FUND


PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS
While AIM V. I. Money Market Fund (the "Fund") has not experienced difficulties in maintaining its $1.00 share price, and Invesco Aim Advisors, Inc. does not currently foresee any future difficulty in maintaining that price, there can be no assurance that the Fund will be able to do so. Therefore, the Board of Trustees of the Fund has determined that the Fund will apply to participate in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is designed to help stabilize the credit markets by discouraging substantial redemptions in money market funds. The Fund's participation in the Program is not certain until its agreement is reviewed and accepted by the Treasury Department, which is expected to take up to 14 days.

Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share covered by the Program, in the event that the Fund liquidates and the per share value at the time of liquidation is less than $0.995 (the "Guarantee Event"). The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008, or (b) the number of shares owned by the record holder on the date of a Guarantee Event. If the number of shares you hold fluctuates due to purchases or sales of shares during the Program period, you will be covered for the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the Guarantee Event, whichever is less. The Program does not protect shareholders who were not shareholders of the Fund as of the close of business on September 19, 2008. A participating Fund shareholder account that closes after September 19, 2008, will no longer be covered by the Program even if the shareholder subsequently reinvests in the fund or in another fund that also is participating in the Program. Upon any liquidation pursuant to the Program, shares not protected by the Program will receive only net asset value per share, which may be less than $1.00.

The Program limits aggregate coverage available for all participants in the Program to the amount of funds available under the U.S. Treasury Department's Exchange Stabilization Fund at the time of a Guarantee Event (currently, approximately $50 billion).

The Program will provide guarantee payments to shareholders if a Guarantee Event occurs during the term of the Program. Recovery under the Program requires the Fund to liquidate. Upon declaration of a Guarantee Event, the Fund will suspend redemptions, cease sales and cease declaration and payment of dividends. The Program will pay shareholders of covered shares the difference between $1.00 per share and the actual amount received by a shareholder in the liquidation.

To participate in the Program until December 18, 2008, the Fund paid to the Treasury a fee in the amount of 0.01% of the Fund's net asset value as of September 19, 2008. The Fund will bear this expense without regard to any expense limitation currently in effect.

The Program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through September 19, 2009. If the Treasury extends the Program, the Fund will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond the initial term. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Fund are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 3 and 4 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES

--------------------------------------------------------------------------------------------------------------------
(fees paid directly from your investment)                                                 SERIES I SHARES
------------------------------------------------------------------------------ -------------------------------------
Maximum Sales Charge (Load)                                                                     N/A
Maximum Deferred Sales Charge (Load)                                                            N/A
------------------------------------------------------------------------------ -------------------------------------

"N/A" in the above table means "not applicable."

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)

-------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Series I share assets)                                   SERIES I SHARES
----------------------------------------------------------------------------- -------------------------------------
Management Fees                                                                                0.40%
Other Expenses(2)                                                                              0.47
Acquired Fund Fees and Expenses                                                                None
Total Annual Fund Operating Expenses(3)                                                        0.87
----------------------------------------------------------------------------- -------------------------------------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses have been restated to reflect the current expenses of the fund.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2009. The Program is estimated to be 0.01% expressed as an annualized percentage of current net assets.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.
   This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
   The expense example assumes you:
   (i) invest $10,000 in the fund's Series I shares for the time periods indicated;
   (ii) earn a 5% return on your investment before operating expenses each year; and
   (iii) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements). To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                           1 YEAR               3 YEARS             5 YEARS             10 YEARS
----------------------------------- -------------------- -------------------- ------------------- --------------------
AIM V.I. Money Market Fund                  $89                 $278                 $482               $1,073"
----------------------------------- -------------------- -------------------- ------------------- --------------------

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 4 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

   o  You invest $10,000 in the fund and hold it for the entire 10-year period;

   o  Your investment has a 5% return before expenses each year; and

   o The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

   There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES I          YEAR 1     YEAR 2       YEAR 3     YEAR 4       YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
 Expense
 Ratio(1)          0.87%       0.87%       0.87%       0.87%       0.87%       0.87%       0.87%       0.87%       0.87%       0.87%

Cumulative
 Return
 Before
 Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
 Return
 After
 Expenses          4.13%       8.43%      12.91%      17.57%      22.43%      27.48%      32.75%      38.23%      43.94%      49.89%

End of Year
 Balance      $10,413.00  $10,843.06  $11,290.80  $11,757.19  $12,242.76  $12,748.39  $13,274.89  $13,823.15  $14,394.04  $14,988.52

Estimated
 Annual
 Expenses        $ 88.80     $ 92.46     $ 96.28     $100.26     $104.40     $108.71     $113.20     $117.88     $122.74     $127.81
------------------------------------------------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown."

PROSPECTUS SUPPLEMENT DATED OCTOBER 8, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR SERIES II OF THE FUND LISTED BELOW:

AIM V.I. MONEY MARKET FUND


PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS While AIM V. I. Money Market Fund (the "Fund") has not experienced difficulties in maintaining its $1.00 share price, and Invesco Aim Advisors, Inc. does not currently foresee any future difficulty in maintaining that price, there can be no assurance that the Fund will be able to do so. Therefore, the Board of Trustees of the Fund has determined that the Fund will apply to participate in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is designed to help stabilize the credit markets by discouraging substantial redemptions in money market funds. The Fund's participation in the Program is not certain until its agreement is reviewed and accepted by the Treasury Department, which is expected to take up to 14 days.

Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share covered by the Program, in the event that the Fund liquidates and the per share value at the time of liquidation is less than $0.995 (the "Guarantee Event"). The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008, or (b) the number of shares owned by the record holder on the date of a Guarantee Event. If the number of shares you hold fluctuates due to purchases or sales of shares during the Program period, you will be covered for the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the Guarantee Event, whichever is less. The Program does not protect shareholders who were not shareholders of the Fund as of the close of business on September 19, 2008. A participating Fund shareholder account that closes after September 19, 2008, will no longer be covered by the Program even if the shareholder subsequently reinvests in the fund or in another fund that also is participating in the Program. Upon any liquidation pursuant to the Program, shares not protected by the Program will receive only net asset value per share, which may be less than $1.00.

The Program limits aggregate coverage available for all participants in the Program to the amount of funds available under the U.S. Treasury Department's Exchange Stabilization Fund at the time of a Guarantee Event (currently, approximately $50 billion).

The Program will provide guarantee payments to shareholders if a Guarantee Event occurs during the term of the Program. Recovery under the Program requires the Fund to liquidate. Upon declaration of a Guarantee Event, the Fund will suspend redemptions, cease sales and cease declaration and payment of dividends. The Program will pay shareholders of covered shares the difference between $1.00 per share and the actual amount received by a shareholder in the liquidation.

To participate in the Program until December 18, 2008, the Fund paid to the Treasury a fee in the amount of 0.01% of the Fund's net asset value as of September 19, 2008. The Fund will bear this expense without regard to any expense limitation currently in effect.

The Program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through September 19, 2009. If the Treasury extends the Program, the Fund will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond the initial term. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Fund are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 3 and 4 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES

-------------------------------------------------------------------------------------------------------------------
(fees paid directly from your investment)                                                    SERIES II SHARES
------------------------------------------------------------------------------------- -----------------------------
Maximum Sales Charge (Load)                                                                         N/A
Maximum Deferred Sales Charge (Load)                                                                N/A
------------------------------------------------------------------------------------- -----------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)

--------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Series II share assets)                                     SERIES II SHARES
------------------------------------------------------------------------------------- ------------------------------
Management Fees                                                                                    0.40%
Distribution and/or Service (12b-1) Fees                                                           0.25
Other Expenses(2)                                                                                  0.47
Acquired Fund Fees and Expenses                                                                    None
Total Annual Fund Operating Expenses(3)                                                            1.12
------------------------------------------------------------------------------------- ------------------------------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other expenses have been restated to reflect the current expenses of the fund.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2009. The Program is estimated to be 0.01% expressed as an annualized percentage of current net assets.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.

   This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

   The expense example assumes you:

(i) invest $10,000 in the fund's Series II shares for the time periods indicated;

(ii)   earn a 5% return on your investment before operating expenses each year;
       and

(iii) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

   To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                                     1 YEAR           3 YEARS           5 YEARS          10 YEARS
------------------------------------------------ ---------------- ----------------- ----------------- ----------------
AIM V.I. Money Market Fund                            $114              $356              $617            $1,363"
------------------------------------------------ ---------------- ----------------- ----------------- ----------------

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 4 of the prospectus:


"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

   o  You invest $10,000 in the fund and hold it for the entire 10 year period;

   o  Your investment has a 5% return before expenses each year; and

   o The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

   There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES II                          YEAR 1      YEAR 2       YEAR 3      YEAR 4       YEAR 5
----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                1.12%        1.12%       1.12%        1.12%       1.12%

Cumulative Return Before
Expenses                               5.00%       10.25%      15.76%       21.55%      27.63%

Cumulative Return After
Expenses                               3.88%        7.91%      12.10%       16.45%      20.96%

End of Year Balance               $10,388.00   $10,791.05  $11,209.75   $11,644.69  $12,096.50

Estimated Annual Expenses            $114.17      $118.60     $123.20      $127.98     $132.95
----------------------------------------------------------------------------------------------

SERIES II                         YEAR 6       YEAR 7      YEAR 8       YEAR 9     YEAR 10
----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                1.12%       1.12%        1.12%       1.12%       1.12%

Cumulative Return Before
Expenses                              34.01%      40.71%       47.75%      55.13%      62.89%

Cumulative Return After
Expenses                              25.66%      30.53%       35.60%      40.86%      46.33%

End of Year Balance               $12,565.84  $13,053.40   $13,559.87  $14,085.99  $14,632.53

Estimated Annual Expenses            $138.11     $143.47      $149.03     $154.82     $160.82
----------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown."